Basis of preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation
Note 1 - Basis of preparation
General information
Polestar Automotive Holding UK PLC (the "Parent"), together with its subsidiaries, hereafter referred to as "Polestar", the "Company", "Polestar Group" or the "Group", is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in the research and development, branding and marketing, and commercialization and selling of battery electric vehicles. As of December 31, 2025, Polestar Group's lineup consists of the Polestar 2 ("PS2"), the Polestar 3 ("PS3"), the Polestar 4 ("PS4") and the Polestar 5 ("PS5"). The Polestar 6 ("PS6"), a luxury roadster and the Polestar 7 ("PS7") are under development. Operating sustainably is a critical priority of the Group; targeting climate neutrality by 2040, creating a climate neutral car (cradle-to-gate) by 2030, and halving the emission intensity per car sold by 2030. Polestar Group has a presence in 28 markets across Europe, North America, and Asia. Polestar Group's management headquarters is located at Assar Gabrielssons väg 9, 418 78 Göteborg, Sweden.
Basis of accounting
These Consolidated Financial Statements are prepared in accordance with IFRS Accounting Standards as issued by the IASB and UK-adopted international accounting standards. The Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period.
Presentation of the Consolidated Financial Statements
In the Consolidated Statement of Financial Position, an asset is classified as a current asset when it is held primarily for the purpose of trading, is expected to be realized within twelve months of the date of the Consolidated Statement of Financial Position or consists of cash or cash equivalents, provided it is not subject to any restrictions. All other assets are classified as non-current. A liability is classified as a current liability when it is held primarily for the purpose of trading, is due to be settled within twelve months of the date of the Consolidated Statement of Financial Position, or, as of the date of the Consolidated Statement of Financial Position Polestar does not have the right to defer its settlement for at least twelve months. All other liabilities are classified as non-current.
Functional and presentation currency
These Consolidated Financial Statements are presented in U.S. Dollar ("USD") which is the Parent's functional currency. All amounts are stated in thousands of USD ("TUSD"), unless otherwise stated. Additionally, non-USD currencies are presented in thousands unless otherwise stated.
Going concern
These Consolidated Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern, executing on management's 2026-2030 business plan.
Management assessed Polestar Group's ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast substantial doubt about Polestar's ability to continue as a going concern. As a result of this assessment, management identified a material uncertainty that casts substantial doubt on Polestar Group's ability to obtain sufficient financing, including the renegotiation of financing due to expire in early 2027, to support its cash flow needs and ensure on-going compliance with its debt covenants. In performing this assessment, management considered a broad range of relevant information, including cash flow forecasts, liquidity forecasts and operational forecasts pertaining to the twelve-month period following the issuance date of these Consolidated Financial Statements, as well as other risks related to Polestar's business. In making these forecasts, management was required to make judgements relating to Polestar Group's future operations as well as macroeconomic and geopolitical factors. These include judgements relating to car sale volumes and prices, operating expenses (including the impact of tariffs), required capital expenditure and market demand for debt refinancing and debt and equity issuances by Polestar.
As a result of scaling up commercialization and continued capital expenditures related to developing its vehicles, managing the Company's liquidity profile and funding needs remains one of management's key priorities. If Polestar is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and / or commercialization efforts. As of December 31, 2025, Polestar had net current liabilities of $3,519,608. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the years ended December 31, 2025, 2024, and 2023, amounted to $2,357,231, $2,049,897, and $1,181,875, respectively. Negative operating cash flows for the years ended December 31, 2025, 2024, and 2023, amounted to $914,989, $991,209, and $1,893,841, respectively, and negative investing cash flows for the years ended December 31, 2025, 2024, and 2023, amounted to $520,678, $412,562, and $417,619, respectively. Management's 2026-2030 business plan forecasts that Polestar will generate negative operating cash flows in the short-term and that investing cash flows will continue to be negative in the short-term and long-term due to the high capital expenditure demands of Polestar's business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term (i.e., 12 months or less) working capital loan arrangements with credit institutions, contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. During the year ended December 31, 2025, Polestar entered into a credit agreement in relation to a $600.0 million term loan facility (the "Term Loan Facility") arrangement with a related party, the first $300.0 million being committed and the second $300.0 million uncommitted. The Term Loan Facility is available for general corporate purposes - refer to Note 26 - Loans and borrowings. For further details of the contractual maturities of Polestar's non-derivative financial assets and liabilities, including its financing arrangements refer to Note 17 - Financial instruments.
Management's 2026-2030 business plan indicates that Polestar Group depends on rolling-over current financing arrangements as well as obtaining additional financing that is expected to be funded via one of, or a combination of, new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and executing capital market transactions through offerings of debt and/or equity. Until Polestar Group begins generating sufficient positive operating cash flows, the timely realization of these financing endeavors is essential for Polestar Group's ability to continue as a going concern. Management cannot guarantee that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned. During the year ended December 31, 2025, Polestar demonstrated its ability to manage its liquidity by the following initiates (refer to Note 30 - Subsequent events for further details):
•Entering into multiple short-term working capital loan arrangements with international banking partners and in China.
•Entering into a credit agreement with a wholly owned subsidiary of Geely Sweden Holdings AB in relation to a subordinated Term Loan Facility of up to $600.0 million.
•Completing a private investment in public equity ("PIPE") transaction by PSD Investment Limited, an existing investor, for $200.0 million.
•Raising capital from Banco Bilbao Vizcaya Argentaria, S.A. and NATIXIS through the issuance of ADS' for an aggregate amount of $300.0 million.
•Agreeing with Geely Sweden Holdings AB on future conversion into equity of approximately $300.0 million of the outstanding principal and interest on a convertible loan.
Polestar is party to financing instruments that contain financial covenants with which Polestar must comply during, and beyond, the 12 months following the issuance date of these Consolidated Financial Statements including, but not limited to, a minimum quarterly cash level of €400.0 million, minimum annual revenue amounts and maximum quarterly financial indebtedness of $5.5 billion - refer to Note 26 - Loans and borrowings for further details. A failure to comply with such covenants may result in an event of default that could have material adverse effects on its business. Due to the factors discussed above, there is substantial doubt as to whether Polestar will be able to comply with all covenants in future periods. Remedies to a potential event of default include proactively applying for a covenant waiver prior to such event of default occurring. During 2025, Polestar identified that it was at risk of breaching the debt-to-asset ratio and minimum annual revenue covenants under its Club Loan. Prior to any breach occurring, Polestar applied for and received lender approval to amend both covenants, confirmed on July 9, 2025. No event of default occurred; refer to Note 26 - Loans and borrowings for further details. In March 2026, Polestar received lender confirmation of updated 2026 minimum annual revenue and debt-to-asset ratio covenant thresholds aligned with management’s forecasts. Based on these thresholds, management expects to remain in compliance with applicable covenants within the twelve-month period following issuance. There remains material uncertainty as to whether Polestar will comply with all covenants in future periods. Management cannot guarantee that waivers will be granted for any future non-compliance with covenants on this facility nor on Polestar's other borrowings with covenants.
Management forecasts sufficient liquidity in the twelve-month period following the issuance date of these Consolidated Financial Statements in order for Polestar to meet its cash flow requirements as well as to ensure compliance with the applicable financial covenants, but the uncertainty related to the execution of management's liquidity and funding plan indicates the existence of a material uncertainty that may cast substantial doubt upon Polestar's ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. These Consolidated Financial Statements do not include any adjustments to reflect the going concern uncertainty.